Other Non-Current Assets - Summary of other non-current assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent [Abstract]
Loans to an ex-management	¥ 500	¥ 4,000
Loans to employees	2,550	2,900
Deposits for financing arrangements	1,700	2,864
School deposits	12,000
Rental deposits	1,150
Others	624	943
Other non-current assets	¥ 18,524	¥ 10,707